Leases (Details)	12 Months Ended
Dec. 31, 2022
Leases
Lessee, Finance Lease, Existence of Option to Extend [true false]	true
Period of extension option for finance lease	5 years
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lessee, Operating Lease, Existence of Option to Terminate [true false]	true
Minimum
Leases
Remaining lease terms	1 year
Period of extension option for finance lease	1 year
Maximum
Leases
Remaining lease terms	37 years
Period of extension option for finance lease	10 years